Consolidated Statements of Comprehensive Income - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net revenue	$ 341,028,267	$ 329,089,036	$ 360,346,494
Cost of sales	(279,986,522)	(294,598,017)	(320,509,439)
Gross profit	61,041,745	34,491,019	39,837,055
Selling and distribution expenses	(3,888,969)	(3,895,089)	(4,206,101)
General and administrative expenses	(8,158,940)	(9,176,683)	(9,205,987)
Research and development expenses	(9,854,712)	(9,080,791)	(8,903,819)
Other Income	3,829,897	2,380,228	2,197,593
Other gains and losses	(976,560)	(925,673)	(9,978,320)
Finance costs	(2,867,861)	(2,707,887)	(2,591,023)
Share of profit of equity-accounted investees	239,006	100,778	449,452
Profit before income tax	39,363,606	11,185,902	7,598,850
Income tax expense (benefit)	(1,125,157)	2,432,545	384,841
Profit for the year	40,488,763	8,753,357	7,214,009
Items that will never be reclassified to profit or loss
Remeasurement of defined benefit obligations	(98,091)	(225,194)	(251,401)
Equity-accounted investees - share of other comprehensive income (loss)	243	574	(2,381)
Related tax	155,930	0	681
Other comprehensive income that will not be reclassified to profit or loss, net of tax	58,082	(224,620)	(253,101)
Items that are or may be reclassified subsequently to profit or loss
Foreign operations - foreign currency translation differences	(2,255,410)	(7,500,071)	(294,749)
Net change in fair value of available-for-sale financial assets	1,146,422	766,534	(521,173)
Effective portion of changes in fair value of cash flow hedges	(21,992)	7,199	(3,647)
Equity-accounted investees - share of other comprehensive income (loss)	(62,327)	(609,071)	324,928
Related tax	316,372	230,202	16,050
Other comprehensive income that will be reclassified to profit or loss, net of tax	(876,935)	(7,105,207)	(478,591)
Other comprehensive loss, net of tax	(818,853)	(7,329,827)	(731,692)
Total comprehensive income for the year	39,669,910	1,423,530	6,482,317
Profit (loss) attributable to:
Shareholders of AU Optronics Corp.	42,609,500	9,965,129	7,242,170
Non-controlling interests	(2,120,737)	(1,211,772)	(28,161)
Profit for the year	40,488,763	8,753,357	7,214,009
Total comprehensive income (loss) attributable to:
Shareholders of AU Optronics Corp.	42,146,146	4,502,568	7,185,693
Non-controlling interests	(2,476,236)	(3,079,038)	(703,376)
Total comprehensive income for the year	$ 39,669,910	$ 1,423,530	$ 6,482,317
Earnings per share
Basic earnings per share (in dollars per share)	$ 4.43	$ 1.04	$ 0.75
Diluted earnings per share (in dollars per share)	$ 4.27	$ 1.02	$ 0.70